Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
31-Dec-2016
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
4
17-Jan-2017
Distribution Date
31-Dec-2016
1-Dec-2016
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
12-Jan-2017
Record Date
13-Jan-2017
30
33
17-Jan-2017
15-Dec-2016
15-Jan-2017
15-Dec-2016
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
136,882,068.74
52,360,714.51
84,521,354.23
Class A-1 Notes
149.602041
350,000,000.00
0.241490
500,000,000.00
0.00
500,000,000.00
Class A-2A Notes
0.000000
500,000,000.00
1.000000
532,000,000.00
0.00
532,000,000.00
Class A-3 Notes
0.000000
532,000,000.00
1.000000
115,970,000.00
0.00
115,970,000.00
Class A-4 Notes
0.000000
115,970,000.00
1.000000
1,284,852,068.74
1,232,491,354.23
52,360,714.51
Total Note Balance
1,497,970,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
44,573,903.15
38,409,669.62
1,323,261,738.36
38,409,669.62
Pool Balance
1,369,799,154.44
1,315,474,927.00
1,591,275,988.02
1,536,386,784.98
54,889,203.04
46,537,416.08
1,270,901,023.85
38,416,784.98
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,409,669.62
2.50%
2.50%
38,416,784.98
2.50%
38,409,669.62
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.750000%
94,106.42
0.268875
52,454,820.93
149.870917
Class A-2A Notes
1.110000%
462,500.00
0.925000
462,500.00
0.925000
Class A-3 Notes
1.260000%
558,600.00
1.050000
558,600.00
1.050000
Class A-4 Notes
1.460000%
141,096.83
1.216667
141,096.83
1.216667
$53,617,017.76
Total
$1,256,303.25

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
31-Dec-2016
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
57,369,228.85
Recoveries
0.00
53,396,826.76
57,369,228.85
170,569.53
314,378.84
3,477,945.74
9,507.98
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
1,141,499.30
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
1,256,303.25
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
52,360,714.51
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
2,610,711.79
Total Distribution
57,369,228.85
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
1,141,499.30
1,141,499.30
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,256,303.25
1,256,303.25
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
94,106.42
0.00
94,106.42
thereof on Class A-2A Notes
462,500.00
0.00
462,500.00
thereof on Class A-3 Notes
558,600.00
0.00
558,600.00
thereof on Class A-4 Notes
141,096.83
0.00
141,096.83
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
1,256,303.25
1,256,303.25
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
52,360,714.51
0.00
52,360,714.51
Aggregate Principal Distributable Amount
52,360,714.51
52,360,714.51
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
31-Dec-2016
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,840,966.96
0.00
0.00
3,840,966.96
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
8,857.28
650.70
650.70
650.70
9,507.98
3,840,966.96
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
31-Dec-2016
Pool Statistics
Principal Gross Losses
Pool Data
1,591,275,988.02
3.10%
46.36
19.96
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,369,799,154.44
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
19,918,161.99
0.00
927,400.68
1,315,474,927.00
54,310
55,590
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
59,357
33,478,664.77
3.09%
50.38
Pool Factor
82.67%
15.40

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
31-Dec-2016
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,315,474,927.00
54,310
100.00%
91-120 Days Delinquent
4
0.02%
272,501.13
61-90 Days Delinquent
27
0.09%
1,140,244.40
31-60 Days Delinquent
104
0.26%
3,357,534.21
Current
99.64%
1,310,704,647.26
54,175
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
3.550%
0.107%
No
Loss Statistics
Average Net Loss / (Gain)
17,576.99
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.320%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.397%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
1,529,197.92
444,716.66
Principal Net Loss / (Gain)
Principal Recoveries
312,214.18
488,290.79
Principal Net Liquidation Proceeds
170,469.84
696,671.25
Principal Gross Losses
927,400.68
2,714,159.96
25
87
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.096%
(1) Losses includes accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.245%
0.231%
0.407%